Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.21%
Aerospace & Defense–1.12%
Curtiss-Wright Corp.(b)	14,982	$2,084,895
Air Freight & Logistics–0.89%
Air Transport Services Group, Inc.(c)	68,235	1,643,781
Alternative Carriers–1.29%
Iridium Communications, Inc.(c)	53,991	2,395,581
Apparel Retail–0.56%
American Eagle Outfitters, Inc.(b)	66,477	646,821
Children’s Place, Inc. (The)(b)(c)	12,691	392,025
		1,038,846
Apparel, Accessories & Luxury Goods–1.35%
Oxford Industries, Inc.(b)	27,887	2,503,695
Application Software–4.08%
Descartes Systems Group, Inc. (The) (Canada)(c)	33,851	2,150,554
Manhattan Associates, Inc.(c)	18,804	2,501,496
Verint Systems, Inc.(c)	45,015	1,511,604
Workiva, Inc.(b)(c)	18,054	1,404,601
		7,568,255
Asset Management & Custody Banks–1.83%
Blucora, Inc.(c)	123,224	2,383,152
Federated Hermes, Inc., Class B	30,674	1,015,923
		3,399,075
Auto Parts & Equipment–1.29%
Visteon Corp.(c)	22,536	2,390,168
Automotive Retail–0.92%
Lithia Motors, Inc., Class A(b)	7,938	1,703,098
Biotechnology–2.64%
Ascendis Pharma A/S, ADR (Denmark)(c)	11,457	1,183,050
CRISPR Therapeutics AG (Switzerland)(b)(c)	9,460	618,211
Karuna Therapeutics, Inc.(c)	4,205	945,831
Mirati Therapeutics, Inc.(c)	15,196	1,061,288
Natera, Inc.(c)	24,944	1,093,046
		4,901,426
Casinos & Gaming–0.49%
PENN Entertainment, Inc.(c)	32,927	905,822
Construction & Engineering–3.28%
NV5 Global, Inc.(c)	15,828	1,959,823
WillScot Mobile Mini Holdings Corp.(c)	102,217	4,122,412
		6,082,235
Construction Materials–1.43%
Summit Materials, Inc., Class A(c)	110,264	2,641,925
Data Processing & Outsourced Services–0.84%
Concentrix Corp.	13,935	1,555,564
Shares		Value
Diversified Metals & Mining–1.11%
MP Materials Corp.(b)(c)	75,369	$2,057,574
Electrical Components & Equipment–1.40%
EnerSys(b)	25,076	1,458,671
Vertiv Holdings Co.	117,446	1,141,575
		2,600,246
Electronic Equipment & Instruments–1.14%
Badger Meter, Inc.	22,940	2,119,427
Electronic Manufacturing Services–1.20%
Flex Ltd.(c)	133,279	2,220,428
Environmental & Facilities Services–1.95%
Casella Waste Systems, Inc., Class A(c)	31,706	2,422,021
Montrose Environmental Group, Inc.(b)(c)	35,317	1,188,417
		3,610,438
Financial Exchanges & Data–1.21%
TMX Group Ltd. (Canada)	24,359	2,240,601
Food Retail–1.10%
Sprouts Farmers Market, Inc.(b)(c)	73,224	2,031,966
Footwear–0.70%
Wolverine World Wide, Inc.(b)	84,419	1,299,208
Gas Utilities–0.92%
ONE Gas, Inc.	24,160	1,700,622
General Merchandise Stores–0.11%
Ollie’s Bargain Outlet Holdings, Inc.(c)	3,935	203,046
Health Care Distributors–0.75%
Owens & Minor, Inc.	57,549	1,386,931
Health Care Equipment–4.47%
AtriCure, Inc.(c)	46,794	1,829,645
CONMED Corp.(b)	21,647	1,735,440
Heska Corp.(c)	20,020	1,459,858
iRhythm Technologies, Inc.(b)(c)	14,359	1,798,896
QuidelOrtho Corp.(c)	20,564	1,469,915
		8,293,754
Health Care Facilities–1.75%
Encompass Health Corp.(b)	29,916	1,353,101
Pennant Group, Inc. (The)(c)	24,644	256,544
Tenet Healthcare Corp.(c)	31,583	1,629,051
		3,238,696
Health Care Services–1.60%
Castle Biosciences, Inc.(b)(c)	36,035	939,793
R1 RCM, Inc.(b)(c)	109,001	2,019,788
		2,959,581
Health Care Supplies–1.89%
ICU Medical, Inc.(b)(c)	8,195	1,234,167
OrthoPediatrics Corp.(b)(c)	49,041	2,262,752
		3,496,919

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Health Care Technology–1.13%
Simulations Plus, Inc.(b)	43,307	$2,102,122
Homebuilding–1.02%
Taylor Morrison Home Corp., Class A(c)	81,283	1,895,520
Hotel & Resort REITs–0.51%
Ryman Hospitality Properties, Inc.(b)	12,854	945,926
Hotels, Resorts & Cruise Lines–1.07%
Travel + Leisure Co.	58,318	1,989,810
Human Resource & Employment Services–0.88%
Alight, Inc., Class A(b)(c)	221,307	1,622,180
Industrial Machinery–2.97%
Chart Industries, Inc.(b)(c)	19,631	3,618,975
ITT, Inc.	28,774	1,880,093
		5,499,068
Industrial REITs–2.13%
EastGroup Properties, Inc.(b)	14,874	2,146,913
STAG Industrial, Inc.(b)	63,431	1,803,344
		3,950,257
Interactive Media & Services–0.43%
Eventbrite, Inc., Class A(b)(c)	131,067	796,887
Internet & Direct Marketing Retail–0.56%
Overstock.com, Inc.(c)	42,773	1,041,523
Investment Banking & Brokerage–2.07%
LPL Financial Holdings, Inc.	9,580	2,093,038
Piper Sandler Cos.(b)	16,747	1,754,081
		3,847,119
Leisure Products–1.12%
Acushnet Holdings Corp.(b)	47,790	2,078,387
Life & Health Insurance–1.04%
Primerica, Inc.	15,551	1,919,771
Life Sciences Tools & Services–1.67%
Medpace Holdings, Inc.(b)(c)	15,517	2,438,807
NeoGenomics, Inc.(b)(c)	77,107	663,891
		3,102,698
Multi-line Insurance–1.17%
Assurant, Inc.(b)	14,912	2,166,266
Oil & Gas Equipment & Services–2.64%
Cactus, Inc., Class A(b)	48,508	1,864,162
Weatherford International PLC(c)	93,736	3,026,736
		4,890,898
Oil & Gas Exploration & Production–2.17%
Matador Resources Co.	52,033	2,545,454
Southwestern Energy Co.(c)	242,681	1,485,208
		4,030,662
Packaged Foods & Meats–1.50%
Calavo Growers, Inc.	21,451	681,069
Hostess Brands, Inc.(c)	90,718	2,108,287
		2,789,356
Shares		Value
Paper Packaging–1.09%
Graphic Packaging Holding Co.	102,122	$2,015,888
Pharmaceuticals–0.49%
Arvinas, Inc.(c)	20,421	908,530
Property & Casualty Insurance–2.81%
Hanover Insurance Group, Inc. (The)(b)	12,632	1,618,664
RLI Corp.	18,558	1,899,968
Selective Insurance Group, Inc.	20,699	1,684,899
		5,203,531
Real Estate Services–0.52%
FirstService Corp. (Canada)	8,107	965,023
Regional Banks–6.43%
Community Bank System, Inc.(b)	28,197	1,694,076
Glacier Bancorp, Inc.(b)	43,526	2,138,432
Pacific Premier Bancorp, Inc.	57,858	1,791,284
Pinnacle Financial Partners, Inc.	30,917	2,507,369
South State Corp.	22,322	1,766,116
Webster Financial Corp.	44,715	2,021,118
		11,918,395
Reinsurance–2.44%
Reinsurance Group of America, Inc.	21,576	2,714,477
RenaissanceRe Holdings Ltd. (Bermuda)	12,883	1,808,644
		4,523,121
Research & Consulting Services–3.57%
CACI International, Inc., Class A(c)	7,733	2,018,777
Huron Consulting Group, Inc.(c)	39,836	2,639,135
Science Applications International Corp.(b)	22,251	1,967,656
		6,625,568
Restaurants–0.93%
Bloomin’ Brands, Inc.	2,655	48,666
Papa John’s International, Inc.	23,942	1,676,180
		1,724,846
Semiconductors–1.53%
Diodes, Inc.(c)	22,258	1,444,767
Power Integrations, Inc.(b)	21,506	1,383,266
		2,828,033
Specialized REITs–1.35%
Gaming and Leisure Properties, Inc.	56,647	2,506,063
Specialty Chemicals–1.29%
Ashland, Inc.	25,144	2,387,926
Steel–0.78%
Cleveland-Cliffs, Inc.(b)(c)	107,811	1,452,214
Systems Software–1.64%
CommVault Systems, Inc.(c)	34,538	1,831,896
Tenable Holdings, Inc.(c)	34,919	1,215,181
		3,047,077
Thrifts & Mortgage Finance–1.50%
Essent Group Ltd.	39,247	1,368,543
Radian Group, Inc.	73,240	1,412,799
		2,781,342
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Tires & Rubber–0.13%
Goodyear Tire & Rubber Co. (The)(c)	23,887	$241,020
Trading Companies & Distributors–2.11%
Applied Industrial Technologies, Inc.	19,313	1,984,990
Univar Solutions, Inc.(c)	85,070	1,934,492
		3,919,482
Trucking–1.07%
Knight-Swift Transportation Holdings, Inc.(b)	40,465	1,979,952
Water Utilities–1.14%
California Water Service Group(b)	38,287	2,017,342
SJW Group	1,741	100,282
		2,117,624
Total Common Stocks & Other Equity Interests (Cost $179,941,034)		182,087,888
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	1,419,704	1,419,704
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	1,021,594	1,021,798
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	1,622,519	$1,622,519
Total Money Market Funds (Cost $4,063,633)		4,064,021
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.40% (Cost $184,004,667)		186,151,909
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–26.53%
Invesco Private Government Fund, 3.01%(d)(e)(f)	13,773,329	13,773,329
Invesco Private Prime Fund, 3.11%(d)(e)(f)	35,425,531	35,425,531
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $49,200,699)		49,198,860
TOTAL INVESTMENTS IN SECURITIES–126.93% (Cost $233,205,366)		235,350,769
OTHER ASSETS LESS LIABILITIES—(26.93)%		(49,934,496)
NET ASSETS–100.00%		$185,416,273
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,751,611	$13,583,129	$(13,915,036)	$-	$-	$1,419,704	$13,893
Invesco Liquid Assets Portfolio, Institutional Class	1,258,606	9,702,235	(9,939,310)	387	(120)	1,021,798	12,697
Invesco Treasury Portfolio, Institutional Class	2,001,841	15,523,577	(15,902,899)	-	-	1,622,519	18,438
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,691,666	82,938,035	(77,856,372)	-	-	13,773,329	105,265*
Invesco Private Prime Fund	20,280,552	181,976,088	(166,824,755)	(825)	(5,529)	35,425,531	288,480*
Total	$33,984,276	$303,723,064	$(284,438,372)	$(438)	$(5,649)	$53,262,881	$438,773

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$182,087,888	$—	$—	$182,087,888
Money Market Funds	4,064,021	49,198,860	—	53,262,881
Total Investments	$186,151,909	$49,198,860	$—	$235,350,769
Invesco V.I. Small Cap Equity Fund